SHARE-BASED COMPENSATION (Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Number of options
Outstanding at the beginning of the year	207,769		230,958	108,293
Granted	9,842		9,856	162,567
RSUs granted	49,856
RSUs vested	(1,033)
RSUs forfeited	(4,350)
Exercised				(25,783)
Forfeited	(9,389)		(33,045)	(14,119)
Outstanding at the end of the year	252,695		207,769	230,958		108,293
Exercisable at the end of the year	134,550		106,725	91,046
Weighted average of exercise price
Outstanding at the beginning of the year	$ 47.04		$ 48.12	$ 32.76
Granted	23.88		32.64	51.36
Exercised				0.60
Forfeited	39.24		50.52	55.20
Outstanding at the end of the year	46.32	[1]	47.04	48.12		$ 32.76
Exercisable at the end of the year	$ 48.00		$ 46.80	$ 46.68
Weighted average remaining contractual life
Outstanding at the beginning of the year			7 years 4 months 20 days	7 years 11 months 26 days	[2]	7 years 4 months 9 days	[2]
Exercisable at the end of the year			6 years 4 months 2 days	5 years 11 months 8 days	[2]
Aggregate intrinsic value
Outstanding at the beginning of the year				$ 1,854
Outstanding at the end of the year
Exercisable at the end of the year

[1]	Based on 2,497,883 outstanding options at December 31, 2017.
[2]	The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the last date of the exercise period. No option was exercised during the years ended December 31, 2017 and 2016. The total intrinsic value of options exercised for the year ended December 31, 2015 was $1.5 million. As of December 31, 2017, and 2016, there were $633 and $766 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2006 Plan and the 2015 Plan, respectively. This cost is expected to be recognized over a period of up to 4 years.